Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	December 31,
	2021	2020
	£’000	£’000
Cash and cash equivalents	560,425	60,349
Restricted cash	1,748	2,235
	562,173	62,584
Restricted cash relates to amounts on deposit which have been granted to the Group to reimburse certain costs incurred in relation to the Group's first grant with the Gates Foundation.